Significant Accounting Judgments, Estimates and Assumptions - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Cash flows derived from forecasts period	five
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Cash flows derived from forecasts period	ten years